Short-term borrowings	12 Months Ended
Dec. 31, 2023
Short-term borrowings.
Short-term borrowings

29   Short-term borrowings

	As at December 31,
	2022	2023
	RMB’000	RMB’000
Unsecured	289,062	251,732

The weighted average interest rate of short-term borrowings was 4.61%, 4.48% per annum as at December 31, 2022, 2023.